Note 6 - Property, Plant and Equipment and Capital Long-term Prepayments - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Beginning balance	$ 205	$ 261
Beginning balance	51,258
Additions during the year, right of use assets	0	0
Beginning balance	(205)	(261)
Beginning balance	(51,258)
Ending balance	140	205	$ 261
Ending balance	51,189	51,258
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning balance	301	301	301
Beginning balance	51,360	51,364	82,338
Additions during the year, right of use assets		0	0
Additions during the year		519	16,942
Transfers from capital long-term prepayments, right of use assets	0		0
Transfers from capital long-term prepayments	(139)		3,968
Impairment, right of use assets		0
Impairment		(51,884)
Reclassification, right of use assets	0
Reclassification	0
Asset retirement obligation – Change in estimate, right of use assets	0
Asset retirement obligation – Change in estimate	(384)
Beginning balance	(301)	(301)	(301)
Beginning balance	(51,360)	(51,364)	(82,338)
Ending balance		301	301
Ending balance		51,360	51,364
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Beginning balance	(161)	(96)	(40)
Beginning balance	(171)	(106)	(50)
Beginning balance	161	96	40
Beginning balance	171	106	50
Change for the year		65	56
Change for the year		65	56
Ending balance		(161)	(96)
Ending balance		(171)	(106)
Property, plant and equipment, excluding construction in progress [member]
Statement Line Items [Line Items]
Beginning balance	5,979
Beginning balance	(5,979)
Ending balance	7,062	5,979
Property, plant and equipment, excluding construction in progress [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning balance	7,072	5,989	5,989
Additions during the year, property, plant, and equipment		133	0
Transfers from capital long-term prepayments, property, plant, and equipment	0		0
Impairment, property, plant, and equipment		0
Reclassification, property, plant, and equipment	1,334
Asset retirement obligation – Change in estimate, property, plant, and equipment	(384)
Beginning balance	(7,072)	(5,989)	(5,989)
Ending balance		7,072	5,989
Property, plant and equipment, excluding construction in progress [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Beginning balance	(10)	(10)	(10)
Beginning balance	10	10	10
Change for the year		0	0
Ending balance		(10)	(10)
Construction in progress [member]
Statement Line Items [Line Items]
Beginning balance	45,074
Beginning balance	(45,074)
Ending balance	43,987	45,074
Construction in progress [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning balance	43,987	45,074	76,048
Additions during the year, property, plant, and equipment		386	16,942
Transfers from capital long-term prepayments, property, plant, and equipment	(139)		3,968
Impairment, property, plant, and equipment		(51,884)
Reclassification, property, plant, and equipment	(1,334)
Asset retirement obligation – Change in estimate, property, plant, and equipment	0
Beginning balance	(43,987)	(45,074)	(76,048)
Ending balance		43,987	45,074
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Beginning balance	(0)	(0)	(0)
Beginning balance	$ 0	0	0
Change for the year		0	0
Ending balance		$ (0)	$ (0)